Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per share
	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Net income	860,908,711	534,643,942	114,852,526
Basic weighted average number of common shares outstanding	1,251,608,224	1,371,643,240	1,371,643,240
Effect of dilutive share options	137,727,545	96,143,147	153,589,125
Dilutive weighted average number of ordinary shares	1,389,335,769	1,467,786,387	1,525,232,365
Basic earnings per share	0.69	0.39	0.08
Diluted earnings per share	0.62	0.36	0.08